Note 5 - Trade Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Receivables [Abstract]
Provision for Doubtful Accounts	$ 0.3	$ 0.3	$ 0.3